Debt and Banking Arrangements (Details 1) (Unsecured Debt [Member], Senior Notes [Member], USD $) In Millions, unless otherwise specified								1 Months Ended
	Dec. 31, 2012 $375 million (5.4%) due 2041 Transcontinental Gas PipeLine Company LLC	Aug. 31, 2011 $375 million (5.4%) due 2041 Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $500 million (4%) due 2021 Williams Partners L.P.	Dec. 31, 2012 $750 million (3.35%) due 2022 Williams Partners L.P.	Aug. 31, 2012 $750 million (3.35%) due 2022 Williams Partners L.P.	Dec. 31, 2012 $400 million (4.45%) due 2042 Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $400 million (4.45%) due 2042 Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $325 million (8.875%) due 2012 Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $325 million (8.875%) due 2012 Transcontinental Gas PipeLine Company LLC
Debt Instrument [Line Items]
Repayments of Unsecured Debt								$ 325
Debt Instrument, Interest Rate, Stated Percentage	5.40%	5.40%	4.00%	3.35%	3.35%	4.45%	4.45%	8.875%	8.875%
Debt Instrument, Face Amount		$ 375			$ 750		$ 400